Significant events	12 Months Ended
Dec. 31, 2021
Significant events
Significant events

3.   Significant events

The following is a summary of the significant corporate transactions undertaken by the Bank and other significant events over the last three years:

a) Corporate events

Acquisition of Elavon Mexico Holding Company

On March 13, 2020, the Bank acquired 49% of the shares representing the capital stock of Santander Merchant Platform Solutions México, S.A. de C.V. (formerly, Elavon Mexico Holding Company, S.A. de C.V.). Santander Merchant Platform Solutions, S.L., a subsidiary of Banco Santander (Spain) acquired the remaining 51% of the capital stock. The agreed purchase price for the total equity stock is 1,680 million pesos.

As of December 31, 2021, the Bank measures the investments in associated entities using the equity method (see Note 49).

Senior Unsecured Notes

On April 14, 2020, the Bank issued Senior Unsecured Notes for USD 1,750 million at an annual interest rate of 5.375% and maturity in 2025. The Senior Unsecured Notes were offered in the United States of America through a private placement to qualified institutional buyers, in accordance with Rule 144A under the U.S. Securities Act of 1933 and, outside the United States of America, in accordance with Regulation S under the Securities Act.

Merger of Santander Vivienda, S.A. de C.V.

On October 28, 2019, Banco Santander México obtained the authorization from Banco Santander (Spain) to carry out a merger through absorption between Santander Vivienda, S.A. de C.V. (Santander Vivienda), with the former being the surviving entity, and the latter being the merged entity.

On August 28, 2020, the Mexican Ministry of Finance and Public Credit (hereinafter, “SHCP” by its Spanish acronym) authorized the merger of Banco Santander México as the surviving merging entity with Banco Santander México and Santander Vivienda, as the merged entity, which is extinguished.

During the Extraordinary General Meeting of September 30, 2020, it was approved to carry out the merger of Banco Santander México as the merging entity with Santander Vivienda as the merged entity.

The total assets and total liabilities of Santander Vivienda merged by Banco Santander México amounted to 63,703 million pesos and 54,925 million pesos, respectively.

Incorporation of Openbank Santander México, S.A. de C.V.

On October 14, 2020, Banco Santander México received authorization from SHCP to incorporate Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada, Grupo Financiero Santander México (Openbank) as a subsidiary of Banco Santander México.

Merchant business

On December 3, 2020, Banco Santander México entered into an assignment agreement with SMPS Merchant Platform Solutions México, S.A. de C.V. (SMPS), subsidiary entity of Santander Merchant Platform Solutions México, S.A. de C.V., in order to sell all the acquisition contracts related to the merchant payment business operated and administered by Banco Santander México, along with their respective economic rights. The agreed sell price amounts to 1,600 million pesos.

On June 1, 2021, as part of Banco Santander’s (Spain) strategy to consolidate the merchant payment business into a global business and, once the SMPS registration was obtained to be able to operate as a Participant in Disposal Networks (Participante en Redes de Medios de Disposición) in its capacity as Acquirer (Adquirente) in accordance with the General Provisions applicable to Disposal Networks (Disposiciones de Carácter general aplicables a las Redes de Medios de Disposición) issued by the CNBV and the Mexican Central Bank, Banco Santander México formalized the sale of all its merchant payment contracts (acquiring business) to SMPS.

For this transaction, the Bank recognized a gain of 816 million pesos within Other operating income in the consolidated income statement.

Merchant business is discussed in Note 49.

Exchange Offers

On March 23, 2021, Banco Santander (Spain) announced its intention to repurchase the outstanding shares of Banco Santander México that it did not own (8.3%). On June 8, 2021, Banco Santander (Spain) announced a change in the expected structure, instead of a mandatory delisting tender offer, a voluntary tender offer.

On November 3, 2021, Banco Santander, S.A. (Spain) announced an exchange offer for the outstanding shares of Banco Santander México at a price of 26.50 Mexican pesos for each share of the Bank and the equivalent in US dollars of 132.50 Mexican pesos for each outstanding American Deposit Share (ADS).

Consequently, Banco Santander, S.A. (Spain) increased its participation in the Bank to 96.16% from 91.64%.

As a result of the exchange offer detailed above, the share-based payment plan was modified, from an equity-settled transaction to a cash-settled transaction and as a consequence, 264 million pesos were reclassified from Accumulated reserves within Shareholders’ equity to Other liabilities in the consolidated balance sheet.

Further details about share-based payment plan are given in Note 42.b, 42.c, 42.d and 43.b.

Issue of perpetual subordinated non-preferred contingent convertible additional Tier I Capital Notes

On September 15, 2021, Banco Santander México issued perpetual subordinated non-preferred contingent convertible additional Tier I Capital Notes (Subordinated Additional Tier I Capital Notes) for USD 700 million with no fixed maturity or fixed redemption date, at an annual variable interest rate, which will be recalculated every 5 years based on the yield of the Treasury Notes of the United States of North America (US Treasury Notes) with a term of 5 years that is in force at that time plus the spread defined in the placement supplement.

Initially annual interest rate at the time of issuance was 4.625%

The Subordinated Additional Tier I Capital Notes were placed through an exclusive private offering to Banco Santander (Spain).

Issuance of unsecured notes at a fixed interest rate

On November 30, 2021, Banco Santander México issued through a national primary public offering unsecured notes for 7 years for an amount of 6,500 million pesos at a fixed annual gross interest rate of 8.08% per year and interest payments every 182 days.

Issuance of unsecured notes at a floating interest rate

On November 30, 2021, Banco Santander México issued through a national primary public offering unsecured notes for 4 years for an amount of 3,500 million pesos at a floating annual gross interest equivalent to TIIE for a term of 28 days plus a surcharge of 0.05% and payment of interest every 28 days. The annual gross interest rate applicable to the first interest payment period corresponds to 5.28%

Amortization of the outstanding balance of perpetual subordinated non-preferred contingent convertible additional Tier I Capital Notes issued in 2016

On December 8, 2021, Banco Santander México notified the holders of its decision to pay in full the outstanding balance for an amount 500 million USD corresponding to the Subordinated Additional Tier I Capital Notes, issued on December 29, 2016.

This transaction was settled at par value on January 19, 2022.

Merger of Santander Consumo, S. A. de C. V. and Santander Servicios Especializados, S.A. de C.V.

On December 22, 2021, Banco Santander México obtained the authorization from Banco Santander (Spain) to carry out a merger through absorption of Santander Consumo, S.A. de C.V. (Santander Consumo) and Santander Servicios Especializados, S.A. de C.V. (Santander Servicios Especializados). Banco Santander México will be the surviving entity, and the latter will be the merged entities.

This merger has not been approved by the CNBV, the Bank expects to complete the merger during the first half of 2022.

b) Other significant events

COVID-19 pandemic Support Program

On March 26, 2020, the CNBV issued an official letter giving response to the proposal of the Association of Banks of Mexico (ABM by its Spanish acronym) for the implementation of various relief measures (Support Program) in order to support borrowers impacted by the COVID-19 pandemic and with the aim of guaranteeing the stability of the Financial System in Mexico.

The Bank implemented in March 2020 the Support Program, which includes the partial or total deferral of principal and/or interest payments for up to four months, with the possibility of extending it to two additional months, with respect to the total amount due from borrowers, without any interest charge.

The Support Program was applied to commercial loans, mortgage loans, and revolving and non-revolving consumer loans as well as for agricultural loans, as long as the loan was classified as performing according to Mexican Banking GAAP as of February 28, 2020. In the case of microcredits (microloans), the Support Program was only applied as long as the loan was classified as performing according to Mexican Banking GAAP as of March 31, 2020.

Bank’s Management applied its professional judgment in analyzing if the contractual terms and conditions of the loans benefited by the Support Program change substantially with respect to the original granted loan, concluding that the modified contractual cash flows on the financial assets do not result in derecognition as established by IFRS 9.

The Support Program was active during 2020 and 531,636 loans were registered. As of December 31, 2021, there are no loans still participating in the Support Program.

As of December 31, 2020 the remaining balance by loan type of the loans registered in the Support Program was as follows:

12/31/2020

By loan type:
Commercial, financial and industrial loans	58,479
Mortgage loans	64,235
Installment loans to individuals -	28,095
Revolving consumer credit card loans	8,770
Non-revolving consumer loans	19,325
150,809

The breakdown of Losses on modification of financial assets recognized in the consolidated income statement is presented in Note 11.

Credit restructuring measures

On September 24, 2020, SHCP and CNBV issued an optional package of measures for credit restructuring. These relief measures encourage and allow banks and other financial intermediaries to restructure the loans of customers who request it. These measures consist in various options such as extension of terms, reduction of interest rates or eventual reductions and a term of up to five years (sixty months), depending on the customer and institution.

Additionally, on November 9, 2020, the CNBV issued regulatory facilities for credit institutions that implement “Institutional Restructuring Programs”, in order to offer better credit conditions to their customers.

The Bank decided not to apply the optional restructuring measures nor other “Institutional Restructuring Programs”.

Labour reform

On April 23, 2021, a decree (Decree) was published by the Federal Government to regulate labour subcontracting, when a natural or legal person provides its own workers for the benefit of another person.

When the Decree entered into force, various laws were reformed, added and repealed in order to:

i.)	Prohibit the subcontracting of personnel for activities that are part of the corporate purpose and the main activity of the entity, and
ii.)	Allow the subcontracting of services and specialized works that are not part of the corporate purpose or main activity of the entity, as long as certain requirements are met, such as the contractor is registered in the public register with the Ministry of Labour and Social Security (“STPS” by its Spanish acronym), which is renewed every three years.

In compliance with the Decree, Banco Santander México hired 4,891 employees who provided non-specialized services who previously worked in its subsidiaries, and 1,044 of its employees were transferred to some of its subsidiaries.